TRADE RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Concentration Risk [Line Items]
Trade Receivables (gross)	$ 17,936	$ 35,710
Allowance for doubtful accounts	(528)	(258)
Trade Receivables (net)	17,408	35,452
Recovery of bad debt expense	$ 541	$ 126
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	56.00%
Accounts Receivable [Member] | Customers 1 and 2 [Member]
Concentration Risk [Line Items]
Percentage		67.00%